CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY (USD $)	Total	Nonvoting Convertible Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Cumulative Distributions [Member]	Net Income (Loss) to Common Stockholders [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2011	$ (384,885)	$ 10	$ 11,140	$ 7,475,175	$ (810,088)	$ (7,061,122)	$ 0
Balance (in shares) at Dec. 31, 2011		1,000	1,113,968
Issuance of restricted stock, net	81,250	0	75	81,175	0	0	0
Issuance of restricted stock, net (in shares)		0	7,500
Issuance of common stock, net	9,067,295	0	11,251	9,056,044	0	0	0
Issuance of common stock, net (in shares)		0	1,127,089
Redemptions of common stock	0	0	(272)	272	0	0	0
Redemptions of common stock (in shares)		0	(29,125)
Transfers to redeemable common stock	(454,712)	0	0	(454,712)	0	0	0
Distributions declared	(1,191,828)	0	0	0	(1,191,828)	0	0
Distributions to noncontrolling interests	(398,116)	0	0	0	0	0	(398,116)
Noncontrolling interests upon acquisition or addition	29,027,080	0	0	0	0	0	29,027,080
Net income (loss)	7,365,308	0	0	0	0	3,920,841	3,444,467
Balance at Dec. 31, 2012	43,111,392	10	22,194	16,157,954	(2,001,916)	(3,140,281)	32,073,431
Balance (in shares) at Dec. 31, 2012		1,000	2,219,432
Issuance of restricted stock, net	88,750	0	90	88,660	0	0	0
Issuance of restricted stock, net (in shares)		0	9,000
Issuance of common stock, net	1,506,405	0	1,952	1,504,453	0	0	0
Issuance of common stock, net (in shares)		0	195,379
Redemptions of common stock	0	0	(98)	98	0	0	0
Redemptions of common stock (in shares)		0	(10,000)
Transfers to redeemable common stock	(441,269)	0	0	(441,269)	0	0	0
Transfers from redeemable common stock	738,550	0	0	738,550	0	0	0
Gain on partial sale of controlling interests	3,699,267	0	0	3,699,267	0	0	0
Distributions declared	(1,657,270)	0	0	0	(1,657,270)	0	0
Distributions to noncontrolling interests	(1,153,982)	0	0	0	0	0	(1,153,982)
Noncontrolling interests upon acquisition or addition	4,603,929	0	0	0	0	0	4,603,929
Net income (loss)	(4,413,553)	0	0	0	0	(2,971,001)	(1,442,552)
Balance at Dec. 31, 2013	$ 46,082,219	$ 10	$ 24,138	$ 21,747,713	$ (3,659,186)	$ (6,111,282)	$ 34,080,826
Balance (in shares) at Dec. 31, 2013		1,000	2,413,811